Intangible assets - Goodwill - Changes (Details) € in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2019 EUR (€)		Dec. 31, 2018 USD ($)	Dec. 31, 2018 EUR (€)		Dec. 31, 2017 USD ($)	Dec. 31, 2017 EUR (€)
Changes in goodwill
Goodwill at beginning of period	€ 25,466	[1]		€ 25,769			€ 26,724
Additions	41			383			1,644
Impairment losses	(1,491)			0			(899)
Disposals or changes in scope of consolidation	0			(130)			0
Exchange differences and other items	(230)		$ 556	556		$ 1,704	1,700
Goodwill at end of period	24,246			25,466	[1]		25,769
Santander Asset Management (SAM)
Changes in goodwill
Additions	0			0			1,173
Santander Espana
Changes in goodwill
Additions	4			375			248
Santander UK plc
Changes in goodwill
Impairment losses	(1,491)			0			0
Santander Consumer USA Holdings Inc.
Changes in goodwill
Impairment losses	€ 0			0			(799)
Banco Popular Espanol, S.A.
Changes in goodwill
Additions							€ 248
Wizink Bank, S.A.
Changes in goodwill
Unsold part of the WiZink stake				€ 375

[1]	See reconciliation of IAS 39 as of 31 December 2017 to IFRS 9 as of 1 January 2018 (Note 1.d).